Disclosures on equity (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Disclosures on equity [Line Items]
Capital amount in shares	$ 477,386	$ 477,386
Amount of reserves	$ (14,349)	$ (12,888)	$ (19,797)
Series A preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of authorized shares	142,819,552	142,819,552
Number of fully subscribed and paid shares	142,819,552	142,819,552
Number of subscribed, partially paid shares	0	0
Par value of shares in ThUS$	$ 0.9435	$ 0.9435
Increase (decrease) in the number of current shares	0	0
Number of current shares	142,819,552	142,819,552
Number of shares owned by the entity or its subsidiaries or associates	0	0
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	0	0
Capital amount in shares	$ 134,750	$ 134,750
Amount of premium issuance	0	0
Amount of reserves	$ 0	$ 0
Total number of subscribed shares, total	142,819,552	142,819,552
Series B preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of authorized shares	120,376,972	120,376,972
Number of fully subscribed and paid shares	120,376,972	120,376,972
Number of subscribed, partially paid shares	0	0
Par value of shares in ThUS$	$ 2.8464	$ 2.8464
Increase (decrease) in the number of current shares	0	0
Number of current shares	120,376,972	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	0	0
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	0	0
Capital amount in shares	$ 342,636	$ 342,636
Amount of premium issuance	0	0
Amount of reserves	$ 0	$ 0
Total number of subscribed shares, total	120,376,972	120,376,972